Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities by category
At December 31, 2020	Amortized Cost	FVTPL	Total
	$	$	$
Financial assets
Cash and cash equivalents	71,473	-	71,473
Trade receivables (1)	-	28,750	28,750
Total Financial assets	71,473	28,750	100,223

Financial liabilities
Accounts payable	30,317	-	30,317
Loans payable	99,383	-	99,383
Total Financial liabilities	129,700	-	129,700

At December 31, 2019	Amortized Cost	FVTPL	Total
	$	$	$
Financial assets
Cash and cash equivalents	42,980	-	42,980
Trade receivables (1)	-	20,549	20,549
Total Financial assets	42,980	20,549	63,529

Financial liabilities
Accounts payable	44,910	-	44,910
Loans payable	99,814	-	99,814
Total Financial liabilities	144,724	-	144,724

(1)Trade receivables exclude sales and income tax receivables.

Schedule of fair value measurements of assets

At December 31, 2020 and 2019, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Statement of Financial Position are categorized as follows:

Recurring measurements	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$	$	$	$	$	$	$	$
Trade receivables (1)	-	28,750	-	28,750	-	20,549	-	20,549
	-	28,750	-	28,750	-	20,549	-	20,549

(1) Trade receivables exclude sales and income tax receivables.

Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks

The following are the most significant areas of exposure to currency risk:

	December 31, 2020
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	179	1,706	1,625	3,510
Income tax and other receivables	39	13,371	723	14,133
	218	15,077	2,348	17,643

Accounts payable and other liabilities	(885)	(27,009)	(16,438)	(44,332)

Total	(667)	(11,932)	(14,090)	(26,689)

	December 31, 2019
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	113	73	2,473	2,659
Income tax and other receivables	45	13,262	1,683	14,990
	158	13,335	4,156	17,649

Accounts payable and other liabilities	(724)	(30,208)	(15,357)	(46,289)

Total	(566)	(16,873)	(11,201)	(28,640)

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks

The Company’s exposure to commodity price risk is as follows:

	2020	2019
Commodity	$	$
10% decrease in silver prices	(471)	(97)
10% decrease in copper prices	(743)	-
10% decrease in zinc prices	(354)	-
10% decrease in lead prices	(105)	-
10% decrease in gold prices	(928)	(323)

Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks	The Company’s maximum exposure to credit risk is as follows:
	December 31,	December 31,
	2020	2019
	$	$
Cash and cash equivalents	71,473	42,980
Trade receivables	28,750	20,549
	100,223	63,529

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedule of remaining contractual maturities and undiscounted cash flows

The following table summarizes the remaining contractual maturities and undiscounted cash flows as at December 31, 2020 of the Company’s financial liabilities and operating and capital commitments:

	Within 1 year	1-2 years	3-5 years	After 5 years	As at December 31,
					2020
	$	$	$	$	$
Accounts payable and accrued liabilities	30,317	-	-	-	30,317
Loans payable	18,750	25,000	56,250	-	100,000
Interest on loans payable	3,334	2,513	2,464	-	8,311
Asset retirement obligations	1,284	4,816	4,819	14,321	25,240
Other liabilities	7,562	2,207	-	-	9,769
Total Commitments	61,247	34,536	63,533	14,321	173,637